Restatement of previously reported audited financial statements - Schedule of consolidated statements of net loss and comprehensive loss (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
Profit or loss [abstract]
General and administrative	$ 2,723,861	$ 4,915,263	$ 4,057,167	$ 397,990
Total operating expenses	4,105,711	10,276,129	9,679,464	1,438,376
Operating loss	(3,490,907)	(10,091,345)	(9,202,548)	(1,014,329)
Loss before income taxes	(3,536,778)	(10,569,732)	(9,315,372)	(1,147,280)
Net loss and comprehensive loss	$ (3,536,778)	$ (10,612,717)	$ (9,324,363)	$ (1,147,280)
Net loss per share	$ (8.03)	$ (14.41)	$ (14.72)	$ (4.61)
As previously reported [Member]
Profit or loss [abstract]
General and administrative				$ 547,990
Total operating expenses				1,588,376
Operating loss				(1,164,329)
Loss before income taxes				(1,297,280)
Net loss and comprehensive loss				$ (1,297,280)
Net loss per share				$ (5.21)
Adjustment [Member]
Profit or loss [abstract]
General and administrative				$ (150,000)
Total operating expenses				(150,000)
Operating loss				150,000
Loss before income taxes				150,000
Net loss and comprehensive loss				$ 150,000
Net loss per share				$ 150,000